LONG-TERM DEBT - Retired (Details) CAD in Millions, $ in Millions	1 Months Ended
	Dec. 31, 2017 CAD	Nov. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jan. 31, 2017 CAD	Nov. 30, 2016 USD ($)	Oct. 31, 2016 CAD	Jun. 30, 2016 USD ($)	Feb. 29, 2016 CAD	Jan. 31, 2016 USD ($)	Aug. 31, 2015 CAD	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Nov. 30, 2015
TRANSCANADA PIPELINES LIMITED | Debentures, 9.80%
Debt Instrument [Line Items]
Amount | CAD	CAD 100
Interest Rate	9.80%
TRANSCANADA PIPELINES LIMITED | 1.625% senior unsecured notes, due November 2017
Debt Instrument [Line Items]
Amount		$ 1,000
Interest Rate		1.625%															1.625%
TRANSCANADA PIPELINES LIMITED | Bridge facility, floating rates
Debt Instrument [Line Items]
Amount				$ 1,513		$ 500		$ 3,200
TRANSCANADA PIPELINES LIMITED | Medium-Term Notes 5.10%
Debt Instrument [Line Items]
Amount | CAD							CAD 300
Interest Rate							5.10%
TRANSCANADA PIPELINES LIMITED | Medium-Term Notes at 4.65%
Debt Instrument [Line Items]
Amount | CAD									CAD 400
Interest Rate									4.65%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes, 7.69%
Debt Instrument [Line Items]
Amount										$ 84
Interest Rate										7.69%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes, Floating Rate
Debt Instrument [Line Items]
Amount										$ 500
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes 0.75%
Debt Instrument [Line Items]
Amount												$ 750
Interest Rate												0.75%
TRANSCANADA PIPELINES LIMITED | Debentures, 11.90%
Debt Instrument [Line Items]
Amount | CAD													CAD 150
Interest Rate													11.90%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes, 3.40%
Debt Instrument [Line Items]
Amount														$ 500
Interest Rate														3.40%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes, 0.875%
Debt Instrument [Line Items]
Amount															$ 500
Interest Rate															0.875%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes, 4.875%
Debt Instrument [Line Items]
Amount																$ 300
Interest Rate												4.875%				4.875%
TUSCARORA GAS TRANSMISSION COMPANY | Senior Secured Notes, 3.82%
Debt Instrument [Line Items]
Amount			$ 12
Interest Rate			3.82%
TRANSCANADA PIPELINE USA LTD. | Bridge facility, floating rates
Debt Instrument [Line Items]
Amount					$ 1,070							$ 630
NOVA GAS TRANSMISSION LTD. | Debentures, 12.20%
Debt Instrument [Line Items]
Amount | CAD											CAD 225
Interest Rate											12.20%
GAS TRANSMISSION NORTHWEST LLC | Senior Unsecured Notes, 5.09%
Debt Instrument [Line Items]
Amount														$ 75
Interest Rate														5.09%